REDEEMABLE CONVERTIBLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2017
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Schedule of the movement in the carrying value of the Preferred Shares

Mezzanine equity	Series A	Series B	Series C	Series D	Series E	Series F	Series G-1	Series G-2	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2016	1,178,474	788,414	633,598	1,167,967	1,641,916	2,175,181	—	—	7,585,550
Issuance of Series G-1 preferred shares	—	—	—	—	—	—	917,294	—	917,294
Less: Series G-1 preferred shares issuance costs	—	—	—	—	—	—	(11,640)	—	(11,640)
Issuance of Series G-2 preferred shares	—	—	—	—	—	—	—	4,043,402	4,043,402
Less: Series G-2 preferred shares issuance costs	—	—	—	—	—	—	—	(47,769)	(47,769)
Modification of preferred shares	163,982	95,644	66,583	97,770	—	—	—	—	423,979
Repurchase of Series B, C, D, E preferred shares	—	(457,452)	(150,456)	(50,611)	(72,062)	—	—	—	(730,581)
Accretion to redemption value of Preferred Shares	167,896	95,042	102,469	230,421	470,928	631,212	375,095	1,588,912	3,661,975

Balance as of December 31, 2016	1,510,352	521,648	652,194	1,445,547	2,040,782	2,806,393	1,280,749	5,584,545	15,842,210

Conversion of Preferred Shares to ordinary shares (Note 19)	(1,510,352)	(521,648)	(652,194)	(1,445,547)	(2,040,782)	(2,806,393)	(1,280,749)	(5,584,545)	(15,842,210)

Balance as of December 31, 2017	—	—	—	—	—	—	—	—	—

Balance as of December 31, 2017 (US$)	—	—	—	—	—	—	—	—	—